SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
19.	SEGMENT INFORMATION

The Group's chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Following entering into the wafer business in 2011, the Group operated and viewed its performance in two segments. Furthermore, the Group's chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented. The following tables summarized the Company's revenue and cost generated from different revenue streams. Substantially all of its revenues are derived in the PRC. The Group's long-lived assets and operations are substantially all located in the PRC.

The following table summarizes the Group's revenue by segment:

For the nine months ended September 30, 2013	Polysilicon	Wafer	Elimination	Total
Revenue - External	$50,725,532	$21,235,219	$—	$71,960,751
Revenue - Intersegment	9,354,297	—	(9,354,297)	—
Total revenue	60,079,829	21,235,219	(9,354,297)	71,960,751
Total Cost	87,016,677	21,359,931	(9,354,297)	99,022,311
Gross loss	$(26,936,848)	$(124,712)	$—	$(27,061,560)

For the nine months ended September 30, 2014	Polysilicon	Wafer	Elimination	Total
Revenue - External	$93,951,366	$39,148,564	$—	$133,099,930
Revenue - Intersegment	19,188,662	—	(19,188,662)	—
Total revenue	113,140,028	39,148,564	(19,188,662)	133,099,930
Total Cost	86,477,229	33,799,568	(17,879,633)	102,397,164
Gross profit	$26,662,799	$5,348,996	$(1,309,029)	$30,702,766

The following customers accounted for 10% or more of revenues:

	For the nine months ended September 30,
	2013	2014
Customer H	$12,242,947		$19,573,703
Customer I	$8,691,577	$	*
Customer O	*		$13,391,019

*	Represents less than 10%